THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                                  MOODY'S/S&P
         PRINCIPAL                                                                   RATING
         AMOUNT{::}                          SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (17.7%)
FINANCIAL SERVICES (17.7%)
$                 1,499,996    AFC Home Equity Loan Trust, Series 1997-3, Class
                                 1A4, 7.07%
                                 due 09/27/27...................................    Aaa/AAA      $   1,521,559
                    867,027    Bear Stearns Structured Securities Inc.,
                                 Sequential Payer, Series 1997-2,
                                 Class 1A1, Callable, (144A), 7.00% due
                                 08/25/36.......................................     Aaa/NR            870,549
                  2,771,255    CS First Boston Mortgage Securities Corp.,
                                 Sequential Payer, Series 1997-C1, Class A1A,
                                 Callable, 6.96% due 01/20/04 (t)...............    Aaa/AAA          2,831,011
                  1,529,854    Deutsche Mortgage & Asset Receiving Corp., Series
                                 98-C1, 6.22%
                                 due 06/15/31...................................     Aaa/NR          1,530,212
                    354,265    Fleetwood Credit Corp. Grantor Trust, Sequential
                                 Payer, Series 1994-A,
                                 Class A, Callable, 4.70% due 07/15/09..........    Aaa/AAA            346,669
                    327,923    Green Tree Financial Corporation, Series 1995-8,
                                 Class A2, Callable, 6.15% due 12/15/26.........    Aaa/AAA            328,739
                  1,500,000    Green Tree Home Equity Loan Trust, Sequential
                                 Payer, Series 1998-A,
                                 Class A2, Callable, 6.04% due 06/15/29.........     NR/AAA          1,490,100
                    203,186    Green Tree Home Improvement Loan Trust,
                                 Sequential Payer, Series 1995-D, Class A2,
                                 Callable, 6.25% due 09/15/25...................     Aaa/NR            204,303
                    979,186    Green Tree Recreational, Equipment & Consumer
                                 Trust, Sequential Payer, Series 1998-A, Class
                                 A1C, Callable, 6.18% due 06/15/19..............     NR/AAA            978,268
                    979,448    Merrill Lynch Mortgage Investors, Inc.,
                                 Sequential Payer, Series 1997-C2, Class A1,
                                 6.46% due 12/10/29.............................    Aaa/AAA            989,089
                    164,310    Merrill Lynch Mortgage Investors, Inc.,
                                 Collateral Strip Interest,
                                 Series 1994-C1, Class A, Callable, 8.66% due
                                 11/25/20.......................................     NR/AAA            164,567
                    222,110    Merrill Lynch Mortgage Investors, Inc.,
                                 Subordinated Bond, CSTR, Series 1995-C2, Class
                                 E, Callable, 8.25% due 06/15/21................     Ba3/NR            220,722
                  1,000,000    Morgan Stanley Capital I, Sequential Payer, Class
                                 1997-ALIC, Class A1B, Callable, 6.44% due
                                 01/15/28.......................................     Aaa/NR            997,500
                  1,000,000    Mortgage Capital Funding, Inc., Sequential Payer,
                                 Series 1998-MCI, Class 1, 6.417% due
                                 03/18/30.......................................     NR/AAA          1,005,000
                    195,299    Newcourt Receivables Asset Trust, Sequential
                                 Payer, Series 1996-1, Class A, Callable, 6.79%
                                 due 08/20/03...................................     NR/AAA            196,313
                    329,890    Newcourt Receivables Asset Trust, Sequential
                                 Payer, Series 1996-3, Class A, Callable, 6.24%
                                 due 12/20/04...................................     NR/AAA            330,251
                    400,000    Niantic Bay Fuel Trust, 9.02% due 06/05/98.......     NR/NR             397,000
                  2,582,658    Residential Funding Mortgage Securities I, REMIC:
                                 Sequential Payer,
                                 Series 1998-S7, Class A1, Callable, 6.50% due
                                 03/25/13 (t)...................................     NR/AAA          2,571,763
                    686,098    Salomon Brothers Mortgage Securities VII Inc.,
                                 Sequential Payer, Series 1997-HUD1, Class A1,
                                 Callable, 6.97% due 12/25/30...................     Aaa/NR            690,880
                                                                                                 -------------
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                                     ASSET BACKED SECURITIES (COST
                                     $17,654,962)...............................                    17,664,495
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                                  MOODY'S/S&P
         PRINCIPAL                                                                   RATING
         AMOUNT{::}                          SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------------------    -------------------------------------------------  ------------   -------------
CORPORATE OBLIGATIONS (32.8%)
APPARELS & TEXTILES (1.5%)
$                 1,000,000    Fruit of the Loom Inc., 7.875% due 10/15/99......    Ba1/BBB-     $   1,012,600
                    400,000    Westpoint Stevens Inc., Callable, 9.375% due
                                 12/15/05 (s)...................................     B2/BB-            435,000
                                                                                                 -------------
                                                                                                     1,447,600
                                                                                                 -------------

BANKING (4.4%)
                  2,000,000    Banc One Corp, MTN, 6.25% due 10/01/01...........    Aa3/AA-          2,004,080
                  1,000,000    Citicorp, Series F, MTN, 6.38% due 11/12/02......     Aa3/A+          1,006,790
                  1,250,000    First Chicago NBD Corp., 8.875% due 03/15/02
                                 (s)............................................      A2/A           1,359,750
                                                                                                 -------------
                                                                                                     4,370,620
                                                                                                 -------------

CHEMICALS (1.0%)
                  1,000,000    Cytec Industries, Inc., Callable, 6.50% due
                                 03/15/03 (s)...................................    Baa2/BBB           992,880
                                                                                                 -------------

COMPUTER SYSTEMS (0.8%)
                    750,000    Computer Associates Intl., Inc., Callable,
                                 (144A), 6.25% due 04/15/03.....................    Baa1/A-            745,575
                                                                                                 -------------

FINANCIAL SERVICES (15.7%)
                    610,000    Associates Corp. North America, 5.96% due
                                 05/15/37.......................................    Aa3/AA-            613,477
                  1,250,000    Banesto Delaware Inc., 8.25% due 07/28/02 (t)....     A3/NR           1,333,537
                  1,500,000    Beneficial Corp., MTN, 8.20% due 03/15/02........      A2/A           1,597,725
                  1,750,000    CIT Group Holdings, MTN, 7.125% due 06/17/02
                                 (s)............................................     Aa3/A+          1,806,683
                  1,300,000    General Motors Acceptance Corp., MTN, 6.85% due
                                 04/17/01.......................................      A3/A           1,324,492
                    800,000    Homeside Lending Inc., MTN, 6.875% due
                                 06/30/02.......................................    Baa2/BBB           813,904
                  1,000,000    Household Finance Corp., Series E, MTN, 6.125%
                                 due 02/27/03...................................      A2/A             988,830
                  2,000,000    ICI Investments, Series E, MTN, 6.75% due
                                 08/07/02 (s)...................................    Baa1/A-          2,026,380
                  1,000,000    National City Capital Trust I, Callable, Putable,
                                 6.75% due 06/01/29 (v).........................     NR/A-           1,007,300
                  1,100,000    Sears Roebuck Acceptance Corp., Series 2, MTN,
                                 6.85% due 07/03/01 (s).........................     A2/A-           1,120,108
                  1,000,000    Sears Roebuck Acceptance Corp., Series 3, MTN,
                                 7.24% due 04/21/03 (s).........................     A2/A-           1,035,130
                  1,000,000    Sears Roebuck Acceptance Corp., Series 3, MTN,
                                 7.03% due 06/04/03 (s).........................     A2/A-           1,029,620
                  1,000,000    Westinghouse Credit Corp., MTN, 9.01% due
                                 05/18/98.......................................     Ba1/BB          1,001,300
                                                                                                 -------------
                                                                                                    15,698,486
                                                                                                 -------------

FOREST PRODUCTS & PERSONAL CARE (1.5%)
                  1,375,000    Georgia-Pacific Corp., 9.95% due 06/15/02........   Baa2/BBB-         1,541,705
                                                                                                 -------------

HEALTH & PERSONAL CARE (0.5%)
                    500,000    Playtex Products, Inc., Callable 12/15/98, 9.00%
                                 due 12/15/03...................................      B2/B             512,500
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                                  MOODY'S/S&P
         PRINCIPAL                                                                   RATING
         AMOUNT{::}                          SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------------------    -------------------------------------------------  ------------   -------------
HEALTH SERVICES (0.6%)
$                   500,000    Tenet Healthcare Corp., Callable 03/01/00,
                                 10.125% due 03/01/05...........................     Ba3/NR      $     556,615
                                                                                                 -------------

MISCELLANEOUS (1.0%)
                  1,000,000    Beckman Instruments Inc., Callable, (144A), 7.10%
                                 due 03/04/03 (t)...............................    Ba1/BB+            996,550
                                                                                                 -------------

OIL-SERVICES (1.0%)
                  1,000,000    Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                                 04/30/02.......................................    Baa3/BBB         1,002,500
                                                                                                 -------------

PACKAGING & CONTAINERS (1.0%)
                    500,000    Stone Container Corp., Callable 02/01/99, 9.875%
                                 due 02/01/01...................................      B2/B             514,375
                    500,000    Stone Container Corp., Series B, Callable
                                 12/05/97, 12.25% due 04/01/02..................     B3/B-             515,625
                                                                                                 -------------
                                                                                                     1,030,000
                                                                                                 -------------

TELECOMMUNICATIONS (2.9%)
                  1,350,000    MCI Communications Corp., Callable, Putable,
                                 6.125% due 04/15/02 (v)........................     Baa2/A          1,342,724
                  1,500,000    TCI Communications Inc., Series B, MTN, 7.35% due
                                 08/27/01.......................................   Baa3/BBB-         1,550,055
                                                                                                 -------------
                                                                                                     2,892,779
                                                                                                 -------------

TELEPHONE (0.9%)
                    865,000    US West Capital Funding Inc., 6.85% due
                                 01/15/02.......................................   Baa1/BBB+           878,935
                                                                                                 -------------
                                   TOTAL CORPORATE OBLIGATIONS (COST
                                     $32,717,279)...............................                    32,666,745
                                                                                                 -------------

FOREIGN CORPORATE OBLIGATIONS (13.2%)
AUSTRALIA (1.4%)
BANKING
                  1,250,000    Westpac Banking Ltd., 9.125% due 08/15/01 (s)....     A1/A+           1,356,738
                                                                                                 -------------

BRAZIL (0.4%)
BANKING
                    200,000    Banco do Brasil S.A., (144A), 9.00% due
                                 08/05/98.......................................     NR/NR             201,004
FINANCIAL SERVICES
                    200,000    Safra Leasing S.A., (144A), 8.125% due
                                 06/16/05.......................................     B1/NR             192,000
                                                                                                 -------------
                                                                                                       393,004
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                                  MOODY'S/S&P
         PRINCIPAL                                                                   RATING
         AMOUNT{::}                          SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------------------    -------------------------------------------------  ------------   -------------
CANADA (0.2%)
FOREST PRODUCTS & PAPER
$                   200,000    Canadian Pacific Forest Products Ltd., 9.25% due
                                 06/15/02.......................................    Baa3/NR      $     214,132
                                                                                                 -------------

CAYMAN ISLANDS (0.7%)
FINANCIAL SERVICES
                    715,000    Cheung Kong Finance Cayman, 5.50% due 09/30/98...     NR/NR             704,275
                                                                                                 -------------

JAPAN (1.0%)
ELECTRIC
                  1,000,000    Chugoku Electric Power Co., 8.00% due 02/23/00...     Aa1/AA          1,029,375
                                                                                                 -------------

MEXICO (1.0%)
BANKING
                  1,000,000    Banco Nacional de Comercio Exterior SNC, Series
                                 E, MTN, 8.00%
                                 due 04/14/00...................................     Ba2/BB          1,007,500
                                                                                                 -------------

NETHERLANDS (2.6%)
FINANCIAL SERVICES
                  1,000,000    Ford Capital BV, 9.50% due 08/09/00..............      A1/A           1,065,000
                  1,500,000    Westdeutsche Landesbank Girozentale, Curacao NV,
                                 Series E, MTN,
                                 Callable 05/20/99, 7.25% due 05/20/02..........    Aa1/AA+          1,518,750
                                                                                                 -------------
                                                                                                     2,583,750
                                                                                                 -------------

PANAMA (2.0%)
BANKING
                  1,000,000    Banco Latinoamericano de Exportaciones, S.A.,
                                 (144A), 6.55%
                                 due 04/15/03...................................    Baa2/BBB           989,150
                  1,000,000    Banco Latinoamericano de Exportaciones, S.A..
                                 (144A), 6.64%
                                 due 09/30/02...................................    Baa2/BBB           995,150
                                                                                                 -------------
                                                                                                     1,984,300
                                                                                                 -------------

SOUTH KOREA (1.0%)
BANKING
                  1,000,000    Export Import Bank of Korea, 9.00% due
                                 05/01/98.......................................    Ba1/BB+          1,000,000
                                                                                                 -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                                  MOODY'S/S&P
         PRINCIPAL                                                                   RATING
         AMOUNT{::}                          SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
---------------------------    -------------------------------------------------  ------------   -------------
UNITED KINGDOM (2.1%)
TELEPHONE
$                 1,000,000    British Telecom Finance Inc., Callable 02/15/99,
                                 9.625% due 02/15/19 (s)........................    Aa1/AAA      $   1,073,090
                  1,000,000    Cable & Wireless Communications Inc., Callable,
                                 6.375% due 03/06/03............................    Baa1/A-            998,820
                                                                                                 -------------
                                                                                                     2,071,910
                                                                                                 -------------

VENEZUELA (0.8%)
FINANCIAL SERVICES
                    800,000    Corporacion Andina de Fomento, 7.375% due
                                 07/21/00.......................................    A3/BBB+            816,056
                                                                                                 -------------
                                   TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                                     $13,168,641)...............................                    13,161,040
                                                                                                 -------------

FOREIGN GOVERNMENT OBLIGATIONS (8.2%)
CANADA (2.1%)
                  2,000,000    Province of Quebec, 9.125% due 03/01/00 (t)......     A2/A+           2,103,940
                                                                                                 -------------

FRANCE (3.0%)
             FRF 18,000,000    Government of France, 4.75% due 03/12/02.........    Aaa/AAA          3,008,792
                                                                                                 -------------

GERMANY (3.1%)
              DEM 5,000,000    Government of Germany, 8.50% due 02/20/01........    Aaa/AAA          3,079,134
                                                                                                 -------------
                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                                     $8,211,549)................................                     8,191,866
                                                                                                 -------------

SOVEREIGN BONDS (0.5%)
PANAMA (0.5%)
                    515,000    Republic of Panama, (144A), 7.875% due 02/13/02
                                 (cost $519,402)................................    Ba1/BB+            515,000
                                                                                                 -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.6%)
FEDERAL HOME LOAN MORTGAGE CORP. (3.6%)
                    571,236    7.00% due 08/15/02...............................        578,325
                  2,983,750    REMIC: Sequential Payer, Series 2019, Class B,
                                 6.50% due 07/15/16 (t).........................      2,979,088
                                                                                  -------------
                                                                                      3,557,413
                                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.1%)
                     46,528    8.00% due 12/01/07...............................         47,885
                    710,321    8.00% due 12/01/09...............................        731,513
                    401,879    8.00% due 05/01/10...............................        413,846
                     82,396    8.50% due 08/01/05...............................         85,429
                  8,150,000    TBA, May, 7.00% due 5/15/13......................      8,300,266

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
         AMOUNT{::}                          SECURITY DESCRIPTION                     VALUE
---------------------------    -------------------------------------------------  -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$                 1,442,264    IO, 7.50% due 12/31/99...........................  $     351,101
                  1,442,264    PO, Zero Coupon, due 12/31/99 (t)................      1,129,031
                                                                                  -------------
                                                                                     11,059,071
                                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.9%)
                    942,549    6.00% due 07/20/27...............................        958,455
                    408,978    7.00% due 03/15/09...............................        418,071
                    409,445    7.00% due 07/15/09...............................        418,641
                  5,000,000    TBA, April, 7.50% due 05/15/28...................      5,135,938
                                                                                  -------------
                                                                                      6,931,105
                                                                                  -------------
                                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                    (COST $21,499,747)..........................     21,547,589
                                                                                  -------------

U.S. TREASURY OBLIGATIONS (4.1%)
U.S. TREASURY NOTES
                  2,000,000    6.25% due 08/31/02 (t)...........................      2,043,820
                  1,900,000    7.875% due 08/15/01..............................      2,025,609
                                                                                  -------------
                                   TOTAL U.S. TREASURY OBLIGATIONS (COST
                                    $4,078,423).................................      4,069,429
                                                                                  -------------

    SHARES
--------------
CONVERTIBLE PREFERRED STOCK (0.5%)
FINANCIAL SERVICES (0.5%)
        19,774    Equity Residential Properties Trust, Series A,
                    Callable 06/01/00, 9.375% (cost $514,915)......        511,652
                                                                     -------------

         PRINCIPAL
         AMOUNT{::}
---------------------------
SHORT-TERM INVESTMENTS (18.4%)
COMMERCIAL PAPER -- DOMESTIC (12.4%)
$                 2,000,000    CVS Corp., 5.80% due 5/14/98 (y).................      1,995,847
                  3,000,000    CVS Corp., 5.80% due 5/18/98 (y).................      2,991,854
                  1,750,000    Sumitomo Capital, 5.90% due 6/4/98 (y)...........      1,745,625
                  2,000,000    Texas Utilities Co., 5.83% due 5/13/98 (s) (y)...      1,996,114
                  1,676,000    Union Pacific Resources Group, 5.76% due 5/18/98
                                 (y)............................................      1,671,441
                  2,000,000    Williams Holdings of Delaware, 5.00% due 5/1/98
                                 (t) (y)........................................      2,000,000
                                                                                  -------------
                                   TOTAL COMMERCIAL PAPER (COST $12,403,296)....     12,400,881
                                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

         PRINCIPAL
         AMOUNT{::}                          SECURITY DESCRIPTION                     VALUE
---------------------------    -------------------------------------------------  -------------
OTHER INVESTMENT COMPANIES (0.0%)
$                       202    Seven Seas Money Market Fund (cost $202).........  $         202
                                                                                  -------------

REPURCHASE AGREEMENT (6.0%)
                  5,996,000    Goldman Sachs Repurchase Agreement, 5.52% dated
                                 4/30/98 due 5/1/98, proceeds $5,996,919,
                                 (collateralized by $3,909,000 FHLMC, 6.62% due
                                 3/17/08, valued at $3,869,696; $2,255,000 FHLB,
                                 5.53% due 1/15/03, valued at $2,249,861) (cost
                                 $5,996,000)....................................      5,996,000
                                                                                  -------------
                                   TOTAL SHORT-TERM INVESTMENTS (COST
                                    $18,399,498)................................     18,397,083
                                                                                  -------------
                               TOTAL INVESTMENTS (COST $116,764,416) (117.0%)...    116,724,899
                               LIABILITIES IN EXCESS OF OTHER ASSETS (-17.0%)...    (16,993,784)
                                                                                  -------------
                               NET ASSETS (100.0%)..............................  $  99,731,115
                                                                                  -------------
                                                                                  -------------

------------------------------
Note: Based on the cost of investments of $116,790,823 for federal income tax purposes at April 30, 1998, the aggregate gross unrealized appreciation and depreciation was $248,998 and $314,923, respectively, resulting in net unrealized depreciation of $65,925.

{::} Denominated in USD unless otherwise indicated.

(s) Security is fully or partially segragated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $14,231,493 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities.

(v) Rate shown reflects current rate on variable rate instrument.

(y) Yield to Maturity

Abbreviations used in the schedule of investments are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

CSTR - Collateral Strip Rate

DEM - German Mark

FRF - French Franc

IO - Interest Only

MTN - Medium Term Note

NR - Not Rated

PO - Principal Only

REMIC - Real Estate Mortgage Investment Conduit

TBA - Security purchased on a forward commitment basis with an appropriate amount and no definitive maturity. The actual principal amount and maturity will be determined upon settlement date.

USD - United States Dollar

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $116,764,416 )          $116,724,899
Receivable for Investments Sold                       1,752,850
Interest Receivable                                   1,410,258
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     66,945
Receivable for Expense Reimbursement                     12,834
Deferred Organization Expenses                              255
Prepaid Trustees' Fees                                       47
Prepaid Expenses and Other Assets                            52
                                                   ------------
    Total Assets                                    119,968,140
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    20,059,069
Variation Margin Payable                                103,985
Advisory Fee Payable                                     19,791
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                      7,395
Administrative Services Fee Payable                       2,304
Custody Fee Payable                                         555
Fund Services Fee Payable                                   315
Administration Fee Payable                                   83
Accrued Expenses                                         43,528
                                                   ------------
    Total Liabilities                                20,237,025
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $ 99,731,115
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $2,533,848

EXPENSES
Advisory Fee                                       $ 98,805
Custodian Fees and Expenses                          22,515
Professional Fees and Expenses                       16,794
Administrative Services Fee                          11,786
Fund Services Fee                                     1,181
Administration Fee                                      814
Amortization of Organization Expense                    679
Trustees' Fees and Expenses                             450
Miscellaneous                                         3,983
                                                   --------
    Total Expenses                                  157,007
Less: Reimbursement of Expenses                     (58,203)
                                                   --------
NET EXPENSES                                                      98,804
                                                              ----------
NET INVESTMENT INCOME                                          2,435,044

NET REALIZED GAIN (LOSS) ON
  Investment Transactions                            58,902
  Futures Contracts                                  39,747
  Foreign Currency Contracts and Transactions       (40,616)
                                                   --------
    Net Realized Gain                                             58,033
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       (85,727)
  Futures Contracts                                   3,333
  Foreign Currency Contracts and Translations        51,705
                                                   --------
    Net Change in Unrealized Depreciation                        (30,689)
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $2,462,388
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                    APRIL 30,      FOR THE FISCAL
                                                       1998          YEAR ENDED
                                                   (UNAUDITED)    OCTOBER 31, 1997
                                                   ------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  2,435,044   $     2,273,493
Net Realized Gain on Investments and Foreign
  Currency Contracts and Translations                    58,033            79,239
Net Change in Unrealized Depreciation of
  Investments and Foreign Currency Contracts and
  Translations                                          (30,689)         (139,526)
                                                   ------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      2,462,388         2,213,206
                                                   ------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        68,461,410        30,736,099
Withdrawals                                         (13,144,504)      (17,029,595)
                                                   ------------   ----------------
    Net Increase from Investors' Transactions        55,316,906        13,706,504
                                                   ------------   ----------------
    Total Increase in Net Assets                     57,779,294        15,919,710
NET ASSETS
Beginning of Period                                  41,951,821        26,032,111
                                                   ------------   ----------------
End of Period                                      $ 99,731,115   $    41,951,821
                                                   ------------   ----------------
                                                   ------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                       FOR THE        FOR THE FISCAL YEAR ENDED      JULY 8, 1993
                                                   SIX MONTHS ENDED          OCTOBER 31,           (COMMENCEMENT OF
                                                    APRIL 30, 1998    -------------------------   OPERATIONS) THROUGH
                                                     (UNAUDITED)      1997   1996   1995   1994    OCTOBER 31, 1993
                                                   ----------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.25%(a) 0.25% 0.38%  0.42%  0.36%                0.37%(a)
  Net Investment Income                                       6.16%(a) 6.17% 5.65%  6.11%  5.01%                3.99%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.15%(a) 0.30% 0.23%  0.04%  0.05%                1.00%(a)
Portfolio Turnover                                             198%(b)  219%  191%   177%   230%                 116%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 8, 1993. The portfolio's investment objective is to provide a high total return while attempting to limit the likelihood of negative quarterly returns. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for each security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $5,380. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the fund.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE        4/30/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
French Franc 12,076,130 expiring 05/20/98........  $ 1,977,716   $ 2,009,041   $      31,325
Japanese Yen 265,000,000 expiring 07/01/98.......    2,018,279     2,023,246           4,967

                                                       SETTLEMENT
SALES CONTRACTS                                           VALUE
-------------------------------------------------  -------------------
French Franc 12,076,130 expiring 05/20/98........  $         2,001,646   $2,009,041   $      (7,395)
French Franc 18,300,000 expiring 07/31/98........            3,072,429    3,056,667          15,762
German Mark 5,627,639 expiring 07/30/98..........            3,159,642    3,151,612           8,030
Japanese Yen 265,000,000 expiring 07/01/98.......            2,030,107    2,023,246           6,861
                                                                                      --------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                                     $      59,550
                                                                                      --------------
                                                                                      --------------

   f) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into contract. Upon entering into such a contract the portfolio is required to pledge to the

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------
      broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the six months ended April 30,1998 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1998

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Five Year Note, expiring June 1998..........             176    $       4,360    $    19,169,111
U.S. Two Year Note, expiring June 1998...........              15           (1,027)         3,118,269
                                                   ---------------   --------------   ----------------
Totals...........................................             191    $       3,333    $    22,287,380
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   g) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.25% of the portfolio's average daily net assets. For the six months ended April 30,1998, such fees amounted to $98,805.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30,1998, the fee for theses services amounted to $814.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $11,786.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.25% of the average daily net assets of the portfolio through February 28, 1999. For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $58,202 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $1,181 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $ 94,707,572   $ 85,316,746
Corporate and Collateralized Mortgage
 Obligations.....................................   114,325,361     61,937,824
                                                   ------------   ------------
                                                   $209,032,933   $147,254,570
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.